Note 4 - Inventories (Details) - Inventory - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory [Abstract]
Bunkers	$ 1,116,604	$ 1,426,838
Lubricants	1,799,650	1,531,828
Total	$ 2,916,254	$ 2,958,666